RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of cumulative dividends on Preferred Shares
The following table represents the cumulative dividends on the Preferred Shares accrued and paid to CLCH as recorded in accrued liabilities for the years ended December 31, 2014 and 2013:

	2014	2013
Unpaid balance at January 1	$1,072	$894
Accrual	—	5,262
Payment	(1,072)	(5,084)
Unpaid balance at December 31	$—	$1,072